Note 7 - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Commercial And Industrial [Member]
Individually evaluated for impairment	$ 883	$ 1,808
Collectively evaluated for impairment	59,568	40,728
Total loans	60,451	42,536
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment	1,116	1,787
Collectively evaluated for impairment	14,923	20,350
Total loans	16,039	22,137
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	3,539	3,881
Collectively evaluated for impairment	248,014	228,597
Total loans	251,553	232,478
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	9,411	6,199
Collectively evaluated for impairment	237,765	225,502
Total loans	247,176	231,701
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	5	6
Collectively evaluated for impairment	4,492	4,852
Total loans	4,497	4,858
Individually evaluated for impairment	14,954	13,681
Collectively evaluated for impairment	564,762	520,029
Total loans	$ 579,716	$ 533,710